UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21529

                         The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                      Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Utility & Income Trust

Semiannual Report — June 30, 2020

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Timothy M. Winter, CFA	Jose Garza
Chief Investment Officer	Portfolio Manager	Portfolio Manager
	BA, Rollins College	BA, Yale University
	MBA, University of	MBA, Columbia
	Notre Dame	Business School

To Our Shareholders,

For the six months ended June 30, 2020, the net asset value (NAV) total return of The Gabelli Utility & Income Trust (the Fund) was (18.8)%, compared with a total return of (11.1)% for the Standard & Poor’s (S&P) 500 Utilities Index. The total return for the Fund’s publicly traded shares was (13.0)%. The Fund’s NAV per share was $15.98, while the price of the publicly traded shares closed at $15.83 on the NYSE American. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2020.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2020 (a) (Unaudited)
	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	(18.82)%	(13.93)%	(2.82)%	0.95%	5.59%	5.46%
Investment Total Return (c)	(13.03)	(9.90)	(0.62)	4.62	5.72	5.67
S&P 500 Utilities Index	(11.14)	(2.11)	6.41	10.17	11.31	9.68
Lipper Utility Fund Average	(12.60)	(6.09)	4.59	6.25	9.85	8.89
S&P Global 1200 Utilities Index	(7.82)	1.20	6.81	8.13	7.59	7.80
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P Global 1200 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE American, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2020:

The Gabelli Global Utility & Income Trust

U.S. Government Obligations	27.1%
Energy and Utilities: Integrated	19.8%
Telecommunications	6.7%
Food and Beverage	5.0%
Cable and Satellite	4.5%
Financial Services	3.6%
Natural Gas Utilities	2.7%
Consumer Products	2.6%
Alternative Energy	2.5%
Electric Transmission and Distribution	2.5%
Natural Gas Integrated	2.2%
Diversified Industrial	2.2%
Water	2.0%
Services	1.8%
Electronics	1.8%
Entertainment	1.8%
Hotels and Gaming	1.7%
Specialty Chemicals	1.6%
Wireless Communications	1.6%

Business Services	1.2%
Machinery	1.2%
Health Care	0.8%
Computer Software and Services	0.5%
Aerospace	0.4%
Oil	0.4%
Building and Construction	0.4%
Natural Resources	0.3%
Environmental Services	0.3%
Consumer Services	0.2%
Transportation	0.2%
Independent Power Producers and Energy Traders	0.2%
Closed-End Funds	0.1%
Automotive	0.1%
Automotive: Parts and Accessories	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 5, 2020, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Global Utility & Income Trust

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 72.8%
	ENERGY AND UTILITIES — 36.1%
	Alternative Energy — 2.5%
	Non U.S. Companies
68,000	Siemens Gamesa Renewable Energy SA†	$ 1,143,018	$ 1,205,555
450	SolarEdge Technologies Inc.†	47,095	62,451
1,700	Vestas Wind Systems A/S	169,141	173,114
	U.S. Companies
36,314	NextEra Energy Partners LP	1,430,965	1,862,182
8,150	Ormat Technologies Inc.	372,055	517,443

		3,162,274	3,820,745

	Diversified Industrial — 1.5%
	Non U.S. Companies
16,000	Bouygues SA†	562,608	546,647
16,500	Jardine Matheson Holdings Ltd.	893,304	688,710
17,000	Jardine Strategic Holdings Ltd.	566,077	366,350
	U.S. Companies
17,000	Flowserve Corp.	678,845	484,840
20,000	General Electric Co.	192,372	136,600
4,500	Mueller Water Products Inc., Cl. A	44,107	42,435

		2,937,313	2,265,582

	Electric Transmission and Distribution — 2.5%
	Non U.S. Companies
8,000	Algonquin Power & Utilities Corp.	58,369	103,418
1,000	Ascendant Group Ltd.	35,343	30,500
1,700	Boralex Inc., Cl. A	34,193	38,693
28,000	Enel Chile SA, ADR	78,326	105,560
1,000	Equatorial Energia SA†	6,061	4,290
11,000	Fortis Inc.	339,143	418,334
1,250	Fortis Inc.	52,024	47,600
7,600	Landis+Gyr Group AG†	495,959	491,720
1,100	Orsted A/S	111,506	126,942
20,000	Red Electrica Corp. SA	227,553	373,112
	U.S. Companies
2,400	Consolidated Edison Inc.	109,137	172,632
350	Sempra Energy	52,206	41,031
27,500	Twin Disc Inc.†	402,288	152,350
4,000	Unitil Corp.	175,048	179,280
16,300	WEC Energy Group Inc.	663,688	1,428,695

		2,840,844	3,714,157

	Energy and Utilities: Integrated — 19.8%
	Non U.S. Companies
140,000	A2A SpA	257,158	198,263
18,000	BP plc, ADR	651,993	419,760
10,000	Chubu Electric Power Co. Inc.	149,071	125,214

Shares		Cost	Market Value
152,000	Datang International Power Generation Co. Ltd., Cl. H	$59,610	$19,808
2,000	E.ON SE	20,087	22,504
14,000	E.ON SE, ADR	162,822	156,520
19,000	EDP - Energias de Portugal SA	77,365	90,722
9,000	EDP - Energias de Portugal SA, ADR	241,083	433,368
10,000	Electric Power Development Co. Ltd.	252,321	189,396
33,000	Emera Inc.	1,314,190	1,298,512
8,500	Endesa SA	198,665	209,425
28,000	Enel Americas SA, ADR	88,325	210,280
152,000	Enel SpA	887,041	1,311,181
4,000	Eni SpA	66,742	38,154
6,000	Eni SpA, ADR	167,606	115,620
225,000	Hera SpA	461,298	845,823
12,000	Hokkaido Electric Power Co. Inc.	106,603	46,011
22,000	Hokuriku Electric Power Co.	238,434	140,181
14,000	Huaneng Power International Inc., ADR	389,439	211,400
221,546	Iberdrola SA	1,695,530	2,568,707
1,800	Innergex Renewable Energy Inc.	25,131	25,324
34,000	Korea Electric Power Corp., ADR†	392,916	271,320
22,000	Kyushu Electric Power Co. Inc.	297,967	184,395
14,000	Shikoku Electric Power Co. Inc.	186,683	103,079
15,000	The Chugoku Electric Power Co. Inc.	218,583	200,185
14,000	The Kansai Electric Power Co. Inc.	162,292	135,494
10,000	Tohoku Electric Power Co. Inc.	151,406	95,022
100	Uniper SE	1,124	3,224
2,000	Verbund AG	33,429	89,565
	U.S. Companies
2,000	ALLETE Inc.	71,269	109,220
1,400	Alliant Energy Corp.	76,524	66,976
18,500	Ameren Corp.	721,946	1,301,660
25,000	American Electric Power Co. Inc.	2,082,289	1,991,000
13,100	Avangrid Inc.	627,490	549,938
17,100	Avista Corp.	651,524	622,269
600	Black Hills Corp.	15,133	33,996
500	CMS Energy Corp.	31,518	29,210
11,007	Dominion Energy Inc.	467,615	893,548
1,000	DTE Energy Co.	122,992	107,500
10,700	Duke Energy Corp.	498,621	854,823
500	Entergy Corp.	59,918	46,905
3,000	Evergy Inc.	145,687	177,870
20,700	Eversource Energy	1,074,732	1,723,689
380,000	Gulf Coast Ultra Deep Royalty Trust	9,538	6,840

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Integrated (Continued)
	U.S. Companies (Continued)
16,000	Hawaiian Electric Industries Inc.	$419,560	$576,960
300	IDACORP Inc.	24,834	26,211
10,000	MGE Energy Inc.	221,454	645,100
5,300	NextEra Energy Inc.	393,398	1,272,901
36,000	NiSource Inc.	282,621	818,640
10,500	NorthWestern Corp.	303,804	572,460
35,000	OGE Energy Corp.	432,547	1,062,600
11,000	Otter Tail Corp.	270,452	426,690
13,500	PG&E Corp.†	123,043	119,745
14,000	Pinnacle West Capital Corp.	674,487	1,026,060
500	Portland General Electric Co.	23,231	20,905
8,400	PPL Corp.	247,022	217,056
15,000	Public Service Enterprise Group Inc.	499,650	737,400
121,500	The AES Corp.	1,604,649	1,760,535
19,000	The Southern Co.	597,707	985,150
18,500	Xcel Energy Inc.	341,939	1,156,250

		22,072,108	29,698,564

	Environmental Services — 0.3%
	Non U.S. Companies
2,500	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	37,424	26,275
900	Pentair plc	31,672	34,191
2,500	Suez SA	32,816	29,309
13,000	Veolia Environnement SA	213,867	292,401
	U.S. Companies
300	Tetra Tech Inc.	26,336	23,736

		342,115	405,912

	Independent Power Producers and Energy Traders — 0.1%
	Non U.S. Companies
3,000	Atlantica Sustainable Infrastructure plc	81,239	87,300

	Natural Gas Integrated — 2.2%
	Non U.S. Companies
80,000	Snam SpA	288,733	389,538
1,100	TC Energy Corp.	57,893	47,146
	U.S. Companies
3,500	Apache Corp.	72,697	47,250
14,000	Kinder Morgan Inc.	232,788	212,380
60,000	National Fuel Gas Co.	2,761,921	2,515,800
4,000	ONEOK Inc.	21,613	132,880

		3,435,645	3,344,994

Shares		Cost	Market Value
	Natural Gas Utilities — 2.7%
	Non U.S. Companies
1,500	Enagas SA	$37,053	$36,654
1,000	Engie SA†	15,461	12,358
9,800	Engie SA, ADR†	245,743	121,128
16,000	Italgas SpA	72,388	92,935
101,000	National Grid plc	1,201,440	1,237,971
15,700	National Grid plc, ADR	982,057	953,618
	U.S. Companies
6,000	Atmos Energy Corp.	148,311	597,480
1,900	Chesapeake Utilities Corp.	51,654	159,600
1,300	ONE Gas Inc.	32,391	100,165
10,000	Southwest Gas Holdings Inc.	381,768	690,500
2,000	Spire Inc.	70,415	131,420

		3,238,681	4,133,829

	Natural Resources — 0.3%
	Non U.S. Companies
12,000	Cameco Corp.	119,302	123,000
200	Linde plc	42,364	42,422
	U.S. Companies
15,000	California Resources Corp.†	81,300	18,300
8,000	CNX Resources Corp.†	103,571	69,200
1,000	CONSOL Energy Inc.†	7,053	5,070
1,200	Diamondback Energy Inc.	53,021	50,184
12,000	Occidental Petroleum Corp.	251,680	219,600

		658,291	527,776

	Oil — 0.4%
	Non U.S. Companies
5,000	PetroChina Co. Ltd., ADR	296,718	165,350
10,000	Petroleo Brasileiro SA, ADR	83,744	82,700
4,800	Royal Dutch Shell plc, Cl. A, ADR	245,830	156,912
	U.S. Companies
1,000	Chevron Corp.	60,050	89,230
1,000	ConocoPhillips	28,509	42,020
2,000	Devon Energy Corp.	44,337	22,680

		759,188	558,892

	Services — 1.8%
	Non U.S. Companies
1,000	ABB Ltd.	23,097	22,513
37,000	ABB Ltd., ADR	640,633	834,720
23,000	Enbridge Inc.	485,412	699,660
5,726	First Sensor AG	181,141	249,605
8,044	Weatherford International plc†	31,333	15,847
	U.S. Companies
23,000	AZZ Inc.	868,316	789,360

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Services (Continued)
	U.S. Companies (Continued)
10,000	Halliburton Co.	$152,978	$129,800
2,000	National Oilwell Varco Inc.	29,026	24,500

		2,411,936	2,766,005

	Water — 2.0%
	Non U.S. Companies
500	Cia de Saneamento de Minas Gerais-COPASA	8,100	5,379
5,000	Consolidated Water Co. Ltd.	60,554	72,150
2,000	Fluidra SA†	24,136	26,425
36,000	Severn Trent plc	929,565	1,105,819
35,000	United Utilities Group plc	346,011	394,739
	U.S. Companies
500	Artesian Resources Corp., Cl. A	18,961	18,145
5,400	California Water Service Group	76,295	257,580
8,000	Essential Utilities Inc.	95,796	337,920
40,000	Fluence Corp. Ltd.†	9,946	6,625
4,000	Middlesex Water Co.	75,033	268,720
6,000	Primo Water Corp.	40,260	82,500
6,500	SJW Group	107,743	403,715

		1,792,400	2,979,717

	TOTAL ENERGY AND UTILITIES	43,732,034	54,303,473

	OTHER — 23.8%
	Aerospace — 0.4%
	Non U.S. Companies
85,000	Rolls-Royce Holdings plc	626,316	300,592
7,000	Transat AT Inc.†	69,121	29,545
	U.S. Companies
13,000	AAR Corp.	422,423	268,710

		1,117,860	598,847

	Automotive — 0.1%
	Non U.S. Companies
350	Ferrari NV.	13,358	59,853

	Automotive: Parts and Accessories — 0.0%
	Non U.S. Companies
2,000	Linamar Corp.	63,423	54,066

	Building and Construction — 0.4%
	Non U.S. Companies
500	Acciona SA	25,414	48,956
1,700	Sika AG	256,442	327,189
	U.S. Companies
4,000	Arcosa Inc.	101,624	168,800

Shares		Cost	Market Value

		$383,480	$544,945

	Business Services — 1.2%
	Non U.S. Companies
52,000	JCDecaux SA†	1,510,679	966,879
140,000	Sistema PJSC FC, GDR	474,533	663,600
	U.S. Companies
12,000	Diebold Nixdorf Inc.†	98,578	72,720
5,000	Macquarie Infrastructure Corp.	153,511	153,450

		2,237,301	1,856,649

	Computer Software and Services — 0.5%
	Non U.S. Companies
2,000	Prosus NV†	167,807	185,916
2,000	Tencent Holdings Ltd.	86,905	128,663
	U.S. Companies
2,430	Global Payments Inc.	360,295	412,177

		615,007	726,756

	Consumer Products — 2.6%
	Non U.S. Companies
16,000	Essity AB, Cl. B†	478,025	517,010
500	Ferguson plc	44,684	40,964
1,500	Salvatore Ferragamo SpA†	24,778	20,307
15,000	Scandinavian Tobacco Group A/S	205,275	221,184
43,000	Swedish Match AB	1,829,469	3,022,579

		2,582,231	3,822,044

	Consumer Services — 0.2%
	U.S. Companies
16,000	Matthews International Corp., Cl. A	538,180	305,600

	Diversified Industrial — 0.7%
	Non U.S. Companies
40,000	Ardagh Group SA	682,662	516,400
600	Sulzer AG	61,527	47,813
	U.S. Companies
23,000	Trinity Industries Inc.	477,055	489,670

		1,221,244	1,053,883

	Electronics — 1.8%
	Non U.S. Companies
5,000	Kyocera Corp.	307,028	271,591
1,000	Signify NV†	34,849	25,829
34,000	Sony Corp., ADR	1,182,114	2,350,420
	U.S. Companies
400	Hubbell Inc.	58,570	50,144

		1,582,561	2,697,984

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Entertainment — 1.8%
	Non U.S. Companies
84,000	Grupo Televisa SAB, ADR†	$987,462	$440,160
16,000	Manchester United plc, Cl. A	299,703	253,280
2,000	Naspers Ltd., Cl. N	447,122	364,571
48,000	Vivendi SA	1,272,825	1,231,709
	U.S. Companies
15,000	Fox Corp., Cl. B	528,648	402,600

		3,535,760	2,692,320

	Financial Services — 3.6%
	Non U.S. Companies
4,500	Brookfield Asset Management Inc., Cl. A	30,437	148,050
55,000	Commerzbank AG†	292,033	245,130
48,000	Credit Suisse Group AG	606,648	496,389
26,000	Credit Suisse Group AG, ADR	318,993	268,060
8,000	Deutsche Bank AG†	59,019	76,160
65,000	GAM Holding AG†	266,360	149,148
24,000	Janus Henderson Group plc	528,063	507,840
10,000	Kinnevik AB, Cl. A	264,223	261,853
100,000	Resona Holdings Inc.	498,028	340,634
30,000	UBS Group AG	355,170	345,295
26,000	UBS Group AG, ADR	302,734	300,040
	U.S. Companies
9,000	AllianceBernstein Holding LP	236,250	245,160
20,000	Bank of America Corp.	513,699	475,000
1,500	M&T Bank Corp.	167,637	155,955
11,000	The Bank of New York Mellon Corp.	430,781	425,150
2,500	The Goldman Sachs Group Inc.	416,904	494,050
14,430	UGI Corp.	653,117	458,874
2,500	Wells Fargo & Co.	77,348	64,000

		6,017,444	5,456,788

	Food and Beverage — 5.0%
	Non U.S. Companies
110	Chocoladefabriken Lindt & Spruengli AG	553,941	905,589
3,000	Chr. Hansen Holding A/S	114,931	309,386
80,000	Davide Campari-Milano SpA	371,813	674,097
7,500	Diageo plc, ADR	844,336	1,007,925
1,500	Fomento Economico Mexicano SAB de CV, ADR	122,086	93,015
6,000	Heineken NV	406,982	553,164
1,000	Kerry Group plc, Cl. A	118,898	123,697
3,300	Kikkoman Corp.	163,257	158,620
38,000	Maple Leaf Foods Inc.	823,531	798,011

Shares		Cost	Market Value
10,000	Nestlé SA	$718,339	$1,105,494
2,000	Pernod Ricard SA	223,358	314,691
3,000	Remy Cointreau SA	368,171	408,503
1,000	Yakult Honsha Co. Ltd.	51,696	58,810
	U.S. Companies
1,000	General Mills Inc.	46,773	61,650
5,500	McCormick & Co. Inc., Non-Voting	388,245	986,755

		5,316,357	7,559,407

	Health Care — 0.8%
	U.S. Companies
40,000	Owens & Minor Inc.	179,131	304,800
25,000	Pfizer Inc.	974,069	817,500

		1,153,200	1,122,300

	Hotels and Gaming — 1.7%
	Non U.S. Companies
150,000	Genting Singapore Ltd.	143,064	81,802
460,000	Mandarin Oriental International Ltd.	777,273	694,600
340,000	The Hongkong & Shanghai Hotels Ltd.	407,732	307,516
775,000	William Hill plc	1,462,396	1,092,821
	U.S. Companies
2,700	Churchill Downs Inc.	231,552	359,505

		3,022,017	2,536,244

	Machinery — 1.2%
	Non U.S. Companies
185,000	CNH Industrial NV†	1,604,980	1,300,550
	U.S. Companies
6,000	CIRCOR International Inc.†	181,806	152,880
6,000	Xylem Inc.	173,899	389,760

		1,960,685	1,843,190

	Specialty Chemicals — 1.6%
	Non U.S. Companies
6,000	Axalta Coating Systems Ltd.†	138,344	135,300
600	Givaudan SA	1,516,339	2,234,208
	U.S. Companies
300	Air Products and Chemicals Inc.	71,064	72,438

		1,725,747	2,441,946

	Transportation — 0.2%
	U.S. Companies
5,000	GATX Corp.	179,156	304,900

	TOTAL OTHER	33,265,011	35,677,722

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS — 12.8%
	Cable and Satellite — 4.5%
	Non U.S. Companies
10,000	Cogeco Inc.	$195,069	$596,788
70,000	ITV plc.	135,360	64,775
25,104	Liberty Global plc, Cl. A†	509,902	548,773
44,000	Liberty Global plc, Cl. C†	801,618	946,440
15,500	Liberty Latin America Ltd., Cl. A†	264,960	150,660
45,000	Rogers Communications Inc., Cl. B	1,898,796	1,808,550
	U.S. Companies
200	Charter Communications Inc., Cl. A†	42,289	102,008
14,000	Comcast Corp., Cl. A	355,285	545,720
38,000	DISH Network Corp., Cl. A†	850,738	1,311,380
6,000	EchoStar Corp., Cl. A†	122,586	167,760
168	Liberty Broadband Corp., Cl. B†	8,321	21,542
85,000	WideOpenWest Inc.†	638,059	447,950

		5,822,983	6,712,346

	Telecommunications — 6.7%
	Non U.S. Companies
34,000	BCE Inc.	1,299,900	1,420,180
142,500	BT Group plc, Cl. A	464,440	201,379
56,000	Deutsche Telekom AG, ADR	915,070	939,120
465,000	Koninklijke KPN NV	1,371,180	1,232,923
3,500	Maroc Telecom†	53,424	49,939
5,000	Orange SA, ADR	59,303	59,500
27,000	Orascom Investment Holding, GDR†	37,959	2,565
60,000	Pharol SGPS SA†	9,134	6,943
8,000	Proximus SA	178,511	163,041
1,200	Swisscom AG	384,765	628,086
2,000	Swisscom AG, ADR	88,550	105,060
40,000	Telecom Italia SpA	31,273	15,715
12,000	Telefonica Brasil SA, ADR	186,918	106,320
45,000	Telefonica Deutschland Holding AG	230,345	132,814
67,000	Telefonica SA, ADR	800,200	322,940
70,000	Telekom Austria AG†	606,149	483,664
22,500	Telenet Group Holding NV	1,012,852	926,209
5,000	TELUS Corp.	77,636	83,861
250,000	VEON Ltd., ADR	709,371	450,000
	U.S. Companies
7,000	AT&T Inc.	218,596	211,610
65,500	CenturyLink Inc.	1,099,518	656,965
4,000	Telephone and Data Systems Inc.	98,875	79,520

Shares		Cost	Market Value
1,000	T-Mobile US Inc.†	$22,694	$104,150
32,000	Verizon Communications Inc.	1,352,836	1,764,160

		11,309,499	10,146,664

	Wireless Communications — 1.6%
	Non U.S. Companies
3,000	America Movil SAB de CV, Cl. L, ADR	43,419	38,070
22,000	Millicom International Cellular SA, SDR	1,099,327	575,605
6,000	Mobile TeleSystems PJSC, ADR	64,059	55,140
2,000	NTT DOCOMO Inc.	53,224	53,383
6,000	SK Telecom Co. Ltd., ADR	137,159	115,920
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	136,221	115,200
77,000	Vodafone Group plc, ADR	1,626,870	1,227,380
	U.S. Companies
6,500	United States Cellular Corp.†	231,245	200,655

		3,391,524	2,381,353

	TOTAL COMMUNICATIONS	20,524,006	19,240,363

	INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.1%
	Independent Power Producers and Energy Traders — 0.1%
	U.S. Companies
3,000	NRG Energy Inc.	66,531	97,680

	DIVERSIFIED INDUSTRIAL — 0.0%
	Electronics — 0.0%
	U.S. Companies
100	Roper Technologies Inc.	25,045	38,826

	ENVIRONMENTAL SERVICES — 0.0%
	Water — 0.0%
	U.S. Companies
1,500	Evoqua Water Technologies Corp.†	17,487	27,900

	TOTAL COMMON STOCKS	97,630,114	109,385,964

	CLOSED-END FUNDS — 0.1%
10,000	Altaba Inc., Escrow†	186,300	215,000

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
	Non U.S. Companies
17,029	Ipsen SA/Clementia, CVR†(a)	22,989	22,989

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Cost	Market Value
	RIGHTS (Continued)
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
	U.S. Companies
1,000	T-Mobile US Inc., expire 07/27/20†	$0	$168

	TOTAL RIGHTS	22,989	23,157

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
	Non U.S. Companies
6,000	Bharti Airtel Ltd., expire 12/02/20†(b)	32,855	44,460

	ENERGY AND UTILITIES — 0.0%
	Services — 0.0%
	Non U.S. Companies
2,850	Weatherford International plc, expire 12/13/23†	0	485

	TOTAL WARRANTS	32,855	44,945

Principal Amount		Cost	Market Value
		U.S. GOVERNMENT OBLIGATIONS — 27.1%
$40,680,000	U.S. Treasury Bills,
	0.080% to 1.547%††, 07/09/20 to 11/05/20(c)	$40,665,855	$40,672,279

	TOTAL INVESTMENTS — 100.0%	$138,538,113	150,341,345

Other Assets and Liabilities (Net)			150,954
	PREFERRED SHARES
	(1,292,258 preferred shares outstanding)		(64,612,900)

	NET ASSETS — COMMON SHARES
	(5,373,578 common shares outstanding)		$85,879,399

NET ASSET VALUE PER COMMON SHARE
	($85,879,399 ÷ 5,373,578 shares outstanding)		$15.98

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At June 30, 2020, $500,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
United States	58.2%	$87,470,425
Europe	30.6	45,994,534
Canada	5.2	7,740,739
Japan	3.0	4,452,434
Asia/Pacific	2.0	3,051,439
Latin America	0.8	1,214,699
South Africa	0.2	364,571
Africa/Middle East	0.0 *	52,504

Total Investments	100.0%	$150,341,345

*	Amount represents less than 0.05%.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $138,538,113)	$150,341,345
Foreign currency, at value (cost $10,410)	10,446
Cash	84,997
Dividends receivable	350,327
Deferred offering expense	58,621
Prepaid expenses	2,126

Total Assets	150,847,862

Liabilities:
Distributions payable	35,849
Payable for investment advisory fees	62,398
Payable for payroll expenses	62,414
Payable for accounting fees	11,250
Payable for shareholder communications expenses	78,461
Payable for legal and audit fees	52,019
Other accrued expenses	53,172

Total Liabilities	355,563

Preferred Shares:
Series A Cumulative Preferred Shares ($50 liquidation value, $0.001 par value, 1,200,000 shares authorized with 34,229 shares issued and outstanding)	1,711,450
Series B Cumulative Preferred Shares ($50 liquidation value, 1,370,433 shares authorized with 1,258,029 shares issued and outstanding)	62,901,450

Total Preferred Shares	64,612,900

Net Assets Attributable to Common Shareholders	$85,879,399

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$77,174,970
Total distributable earnings	8,704,429

Net Assets	$85,879,399

Net Asset Value per Common Share:
($85,879,399 ÷ 5,373,578 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$15.98

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $131,088)	$1,758,739
Interest	139,624

Total Investment Income	1,898,363

Expenses:
Investment advisory fees	388,910
Payroll expenses	70,917
Shareholder communications expenses	44,570
Legal and audit fees	34,009
Trustees’ fees	26,961
Custodian fees	25,162
Accounting fees	22,500
Shareholder services fees	21,684
Interest expense	222
Miscellaneous expenses	32,233

Total Expenses	667,168

Less:
Expenses paid indirectly by broker (See Note 3)	(1,113)

Net Expenses	666,055

Net Investment Income	1,232,308

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(2,801,732)
Net realized gain on foreign currency transactions	16,062

Net realized loss on investments and foreign currency transactions	(2,785,670)

Net change in unrealized appreciation/depreciation:
on investments	(17,798,073)
on foreign currency translations	(2,254)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	(17,800,327)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(20,585,997)

Net Decrease in Net Assets Resulting from Operations	(19,353,689)

Total Distributions to Preferred Stock Shareholders	(1,290,546)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(20,644,235)

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income	$1,232,308	$3,072,938
Net realized gain/(loss) on investments, swap contracts, and foreign currency transactions	(2,785,670)	5,643,568
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(17,800,327)	11,144,414

Net Increase/(Decrease) in Net Assets Resulting from Operations	(19,353,689)	19,860,920

Distributions to Preferred Shareholders
Accumulated earnings	(1,143,366)*	(4,445,514)
Return of capital	(147,180)*	—

Total Distributions to Preferred Shareholders.	(1,290,546)	(4,445,514)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(20,644,235)	15,415,406

Distributions to Common Shareholders
Accumulated earnings	—	(4,232,975)
Return of capital	(3,222,205)*	(2,210,216)

Total Distributions to Common Shareholders	(3,222,205)	(6,443,191)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	64,355	—
Net increase in net assets from repurchase of preferred shares	—	39,181
Offering costs charged to paid-in-capital	—	15,102

Net Increase in Net Assets from Fund Share Transactions	64,355	54,283

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(23,802,085)	9,026,498

Net Assets Attributable to Common Shareholders:
Beginning of year	109,681,484	100,654,986

End of period	$85,879,399	$109,681,484

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2020	Year Ended December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Operating Performance:
Net asset value, beginning of year	$20.43	$18.75	$22.43	$19.83	$19.57	$21.93

Net investment income	0.23	0.57	0.58	0.62	0.78	0.60
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	(3.84)	3.13	(2.15)	3.65	1.11	(1.39)

Total from investment operations	(3.61)	3.70	(1.57)	4.27	1.89	(0.79)

Distributions to Preferred Shareholders: (a)
Net investment income	(0.21)*	(0.29)	(0.12)	(0.18)	(0.24)	(0.25)
Net realized gain	—	(0.54)	(0.16)	(0.29)	(0.19)	(0.12)
Return of capital	(0.03)*	—	—	—	—	—

Total distributions to preferred shareholders	(0.24)	(0.83)	(0.28)	(0.47)	(0.43)	(0.37)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(3.85)	2.87	(1.85)	3.80	1.46	(1.16)

Distributions to Common Shareholders:
Net investment income	—	(0.27)	(0.49)	(0.44)	(0.59)	(0.22)
Net realized gain	—	(0.52)	(0.64)	(0.76)	(0.49)	(0.11)
Return of capital	(0.60)*	(0.41)	(0.07)	—	(0.12)	(0.87)

Total distributions to common shareholders	(0.60)	(1.20)	(1.20)	(1.20)	(1.20)	(1.20)

Fund Share Transactions:
Decrease in net asset value from common shares issued in rights offering	—	—	(0.55)	—	—	—
Increase in net asset value from repurchase of preferred shares	—	0.01	0.00 (b)	—	—	—
Increase in net asset value from repurchase of common shares	—	—	—	—	—	0.00	(b)
Net decrease from costs charged to repurchase of common shares	—	—	—	—	—	(0.00	)(b)
Offering expenses charged to paid-in capital	—	0.00 (b)	(0.08)	—	—	—

Total Fund share transactions	—	0.01	(0.63)	—	—	0.00	(b)

Net Asset Value Attributable to Common Shareholders, End of Period	$15.98	$20.43	$18.75	$22.43	$19.83	$19.57

NAV total return †	(18.82)%	15.83%	(8.86)%	19.59%	7.53%	(5.52)%

Market value, end of period	$15.83	$18.88	$16.10	$21.30	$16.80	$16.70

Investment total return ††	(13.03)%	25.09%	(16.74)%	34.83%	7.81%	(8.16)%

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2020		Year Ended December 31,
	(Unaudited)		2019		2018		2017	2016		2015
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$150,492		$174,294		$165,875		$143,533	$132,847		$131,749
Net assets attributable to common shares, end of period (in 000’s)	$85,879		$109,681		$100,655		$92,229	$81,543		$80,445
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	2.69	%(c)		2.90%		2.73%	2.88%		3.83%	2.81%
Ratio of operating expenses to average net assets attributable to common shares(d)(e)	1.46	%(c)(f)	1.33	%(f)	1.33	%(f)	1.34%	1.39	%(g)	1.41%
Portfolio turnover rate		7.9%		71.0%		12.8%	9.2%		21.8%	14.2%
Cumulative Preferred Shares:
Series A Preferred
Liquidation value, end of period (in 000’s)	$1,711		$1,711		$2,319		$51,304	$51,304		$51,304
Total shares outstanding (in 000’s)	34		34		46		1,026	1,026		1,026
Liquidation preference per share	$50.00		$50.00		$50.00		$50.00	$50.00		$50.00
Average market value(h)	$45.92		$46.84		$49.10		$50.90	$51.17		$50.49
Asset coverage per share(i)	$116.46		$134.88		$127.17		$139.88	$129.47		$128.40
Series B Preferred
Liquidation value, end of period (in 000’s)	$62,901		$62,901		$62,901		—	—		—
Total shares outstanding (in 000’s)	1,258		1,258		1,258		—	—		—
Liquidation preference per share	$50.00		$50.00		$50.00		—	—		—
Average market value(h)	$51.37		$52.15		$51.32		—	—		—
Asset coverage per share(i)	$116.46		$134.88		$127.17		—	—		—
Asset coverage(j)		233%		270%		254%	280%		259%	257%

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††

Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions at prices obtained under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(e)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2020, and the years ended December 31, 2019, 2018, 2017, 2016, and 2015, would have been 0.86%, 0.83%, 1.00%, 0.85%, 0.86%, and 0.89%, respectively.

(f)

The Fund incurred interest expense during the six months ended June 30, 2020 and years ended December 31, 2019 and 2018. If expense had not been incurred, the expense ratios would have been 1.45%, 1.32% and 1.31% attributable to common shares and 0.85%, 0.82% and 0.99% including liquidation of preferred shares, respectively. For the years ended December 31, 2017, 2016, and 2015, there was no impact on the expense ratios.

(g)

During the year ended December 31, 2016, the fund received a reimbursement of custody expenses paid in prior years. Had such reimbursement been included in 2016, the expense ratios would have been 1.18% attributable to common shares and 0.73% including liquidation value of preferred shares.

(h)	Based on weekly prices.
(i)	Asset coverage per share is calculated by combining all series of preferred shares.
(j)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Utility & Income Trust (the Fund) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to pay periodic dividends.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs(a)	at 06/30/2020
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Electric Transmission and Distribution	$3,683,657	$ 30,500	—	$3,714,157
Other Industries (b)	50,589,316	—	—	50,589,316
COMMUNICATIONS
Cable and Satellite	6,690,804	21,542	—	6,712,346
Other Industries (b)	12,528,017	—	—	12,528,017
Independent Power Producers and Energy Traders	97,680	—	—	97,680
Diversified Industrial	38,826	—	—	38,826
Environmental Services	27,900	—	—	27,900
OTHER
Other Industries (b)	35,677,722	—	—	35,677,722

Total Common Stocks	109,333,922	52,042	—	109,385,964

Closed End Funds	—	215,000	—	—
Rights (b)	168	—	$22,989	23,157
Warrants (b)	485	44,460	—	44,945
U.S. Government Obligations	—	40,672,279	—	40,672,279

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$109,334,575	$40,983,781	$22,989	$150,341,345

(a)

Level 3 securities are valued by the last available closing price and merger/acquisition price analysis. The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.

(b)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2020, the Fund did not have transfers into or out of Level 3.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2020, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. For the six months ended June 30, 2020, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency,

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

they also limit any potential gain that might result should the value of the currency increase. There were no forward foreign exchange contracts outstanding at June 30, 2020.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. For the restricted securities held as of June 30, 2020, please refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the fund’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 3.80% Series A Cumulative Preferred Shares (Series A Preferred) and Series B Cumulative Preferred Shares (Series B Preferred) are recorded on a daily basis and are determined as described in Note 5.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term gains)	$1,952,259	$2,050,282
Net long term capital gains	2,280,716	2,395,232
Return of capital	2,210,216	—

Total distributions paid	$6,443,191	$4,445,514

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and derivatives instruments	$139,301,190	$23,193,297	$(12,153,142)	$11,040,155

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.50% of the value of the Fund’s average weekly total assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2020, the Fund paid $6,517 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2020, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,113.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2020, the Fund accrued $70,917 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $9,849,704 and $21,337,382, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2020 and the year ended December 31, 2019, the Fund did not repurchase and retire any common shares in the open market.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A and Series B Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A and Series B Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The Fund has an effective shelf registration authorizing the offering of an additional $150 million of common or preferred shares. As of June 30, 2020, after considering the common and preferred shares rights offerings, the Fund has approximately $65 million available for issuance under the current shelf registration.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Series A Preferred has an annual dividend rate of 3.80%. The Fund may redeem at any time all or any part of the Series A Preferred at the liquidation value plus accumulated and unpaid dividends. During the six months ended June 30, 2020, the Fund did not repurchase and retire any shares of the Series A Preferred in the open market.

The Series B Preferred paid distributions quarterly at an annualized dividend rate of 7.00% of the $50 per share liquidation preference for the quarterly dividend periods ending on or prior to December 26, 2019 (Year 1). During the last dividend period of Year 1, the Board determined that the dividend rate for the next eight quarterly dividend periods (Year 2 and Year 3) will be 4.00%. During the last dividend period occurring in Year 3, the Board will determine and publicly announce at least 30 days prior to the end of such dividend period a fixed annual dividend rate that will apply for all remaining dividend periods. The reset dividend rate will be determined by the Board or a committee thereof in its sole discretion, and such rate will be at least 200 basis points over the yield of the ten year U.S. Treasury Note at the date of determination, but in no case will such rate be less than an annualized rate of 4.00% nor greater than an annualized rate of 7.00%. The Series B may be put back to the Fund during the 30 day period prior to each of December 26, 2021 and December 26, 2023 at the liquidation preference of $50 per share, plus any accumulated and unpaid dividends, and redeemed by the Fund, at its option, at the liquidation preference of $50 per share, plus any accumulated and unpaid dividends, at any time commencing on December 26, 2023.

The following table summarizes Cumulative Preferred Share information:

			Number of Shares			Dividend	Accrued
			Outstanding at		2020 Dividend	Rate at	Dividends at
Series	Issue Date	Authorized	06/30/20	Net Proceeds	Rate Range	06/30/20	06/30/20
A 3.800%	April 11, 2013	1,200,000	34,229	$70,286,465	Fixed Rate	3.800%	$ 904
B	December 19, 2018	1,370,433	1,258,029	84,586,957	4.000%/7.000%	4.000%	34,945

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 11, 2020 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 11, 2020. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Salvatore J. Zizza as Trustee of the Fund, with 5,451,440 votes cast in favor of this Trustee, and 185,844 votes withheld for this Trustee, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Leslie F. Foley as a Trustee of the Fund, with 928,843 votes cast in favor of this Trustee and 55,268 votes withheld for this Trustee.

James P. Conn, Vincent D. Enright, Salvatore M. Salibello, and Michael J. Melarkey continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At a meeting on May 13, 2020, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, five, and ten year periods ended March 31, 2020 against a peer group of utility and infrastructure funds selected by the Adviser (the Adviser Peer Group) and against a peer group consisting of funds in the Fund’s Lipper category (the Lipper Peer Group). The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one, three, and ten year periods and the third quartile for the five year period for the Adviser Peer Group, and was in the fourth, fourth, third, and fourth quartiles for the one, three, five, and ten year periods, respectively, for the Lipper Peer Group. The Independent Board Members noted that they had engaged in an extensive discussion with the Adviser on the Fund’s portfolio and the Fund’s absolute returns.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge. The Board also reviewed materials showing that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members considered the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s total expense ratio was above average for the Adviser Peer Group, but below average for the Lipper Peer Group, and the Fund’s size was below average within the applicable peer groups. The Independent Board Members noted that the advisory fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher advisory fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members were presented with information comparing

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

the advisory fee with the fee for other types of accounts managed by the Adviser. The Independent Board Members noted that within each group, the Fund’s investment advisory fee was below average.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio advisory services, good ancillary services, and an acceptable performance record within its relatively conservative stance and that the Independent Board Members were pleased with the stability of the Fund’s performance. The Independent Board Members also concluded that the Fund’s expense ratios were acceptable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics in 1991 from Rollins College and MBA in Finance from Notre Dame in 1992.

Jose Garza began his career at GAMCO Investors, Inc. in 2007 as a member of the Utilities research team. Mr. Garza rejoined GAMCO Investors, Inc. in July 2013 after graduate school as research analyst covering Water and Industrial Gas companies. Mr. Garza graduated from Yale University with a dual BA in Economics and Biology, and holds an MBA degree from Columbia Business School, where he participated in the school’s Value Investing Program.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

 GABELLI.COM

TRUSTEES

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Leslie F. Foley

Attorney

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Adam E. Tokar

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GLU Q2/2020

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Effective January 2, 2020, Timothy M. Winter, CFA, and Jose Garza were named portfolio managers of the Fund.

Mr. Winter joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics in 1991 from Rollins College and MBA in Finance from Notre Dame in 1992.

Mr. Garza rejoined G.research, LLC in July 2013 as a research analyst covering Water and Industrial Gas companies. Mr. Garza graduated from Yale University with a dual BA in Economics and Biology, and holds an MBA from Columbia Business School.

There have been no other changes to the portfolio management team since December 31, 2019.

MANAGEMENT OF OTHER ACCOUNTS

The table below shows the number of other accounts managed by Messrs. Winter and Garza and the total assets in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts as of December 31, 2019. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Type of accounts	Total # managed	Total assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets with Advisory Fee Based on Performance
Timothy M. Winter	Registered Investment Companies	1	$2.3 billion	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	12	$0.9 million	0	$0

Jose Garza	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	5	$0.2 million	0	$0

POTENTIAL CONFLICTS OF INTEREST

As reflected above, the Portfolio Managers manage accounts in addition to the Fund. Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day to day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. As indicated above, the Portfolio Managers manage multiple accounts. As a result, he/she will not be able to devote all of their time to the management of the Trust. The Portfolio Managers, therefore, may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he/she were to devote all of their attention to the management of only the Fund.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. As indicated above, the Portfolio Managers manage managed accounts with investment strategies and/or policies that are similar to the Trust. In these cases, if the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, a fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among all or many of these accounts or other accounts managed primarily by other Portfolio Managers of the Adviser, and their affiliates. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.

SELECTION OF BROKER/DEALERS. Because of Mr. Gabelli’s indirect majority ownership interest in G.research, LLC, he may have an incentive to use G.research to execute portfolio transactions for a fund.

PURSUIT OF DIFFERING STRATEGIES. At times, the Portfolio Managers may determine that an investment opportunity may be appropriate for only some of the accounts for which he/she exercises investment responsibility, or may decide that certain of the funds or accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other accounts.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the Portfolio Manager differs among the accounts that they manage. If the structure of the Adviser’s management fee or the Portfolio Manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the portfolio managers may be motivated to favor certain accounts over others. The portfolio managers also may be motivated to favor accounts in which they have an investment interest, or in which the Adviser, or their affiliates have investment interests. Similarly, the desire to maintain assets under management or to enhance a Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence the Portfolio Manager in affording preferential treatment to those accounts that could most significantly benefit the Portfolio Manager. For example, as reflected above, if the Portfolio Manager manages accounts which have performance fee arrangements, certain portions of his/her compensation will depend on the achievement of performance milestones on those accounts. The Portfolio Manager could be incented to afford preferential treatment to those accounts and thereby be subject to a potential conflict of interest.

The Adviser, and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and their staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE FOR MARIO J. GABELLI

Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by the Adviser for managing the Trust. Net revenues are determined by deducting from gross investment management fees the firm’s expenses (other than Mr. Gabelli’s compensation) allocable to this Fund. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby the Adviser will only receive its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Additionally, he receives similar incentive based variable compensation for managing other accounts within the firm and its affiliates. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. One of the other closed-end registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component is based on a percentage of net revenues to the investment adviser for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the Adviser’s parent company, GBL, Mr. Gabelli also receives ten percent of the net operating profits of the parent company. He receives no base salary, no annual bonus, and no stock options.

COMPENSATION STRUCTURE FOR THE PORTFOLIO MANAGERS OTHER THAN MR. GABELLI

The compensation for the Portfolio Managers other than Mr. Gabelli for the Trust is structured to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. The Portfolio Managers other than Mr. Gabelli receive a compensation package that includes a minimum draw or base salary, equity-based incentive compensation via awards of restricted stock, and incentive based variable compensation based on a percentage of net revenue received by the Adviser for managing the Trust to the extent that the amount exceeds a minimum level of compensation. Net revenues are determined by deducting from gross investment management fees certain of the firm’s expenses (other than the Portfolio Managers’ compensation) allocable to the Trust (the incentive-based variable compensation for managing other accounts is also based on a percentage of net revenues to the investment adviser for managing the account). This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of equity-based incentive and incentive-based variable compensation is based on an evaluation by the Adviser’s parent, GBL, of quantitative and qualitative performance evaluation criteria. This evaluation takes into account, in a broad sense, the performance of the accounts managed by the Portfolio Managers, but the level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. Generally, greater consideration is given to the performance of larger accounts and to longer term performance over smaller accounts and short-term performance.

OWNERSHIP OF SHARES IN THE FUND

Timothy Winter and Jose Garza owned $0 and $0, respectively, of shares of the Fund as of December 31, 2019.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2020 through 01/31/2020	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,369,326 Preferred Series A – 34,229 Preferred Series B – 1,258,029
Month #2 02/01/2020 through 02/29/2020	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,369,326 Preferred Series A – 34,229 Preferred Series B – 1,258,029
Month #3 03/01/2020 through 03/31/2020	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,369,326 Preferred Series A – 34,229 Preferred Series B – 1,258,029
Month #4 04/01/2020 through 04/30/2020	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,370,687 Preferred Series A – 34,229 Preferred Series B – 1,258,029
Month #5 05/01/2020 through 05/31/2020	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,370,687 Preferred Series A – 34,229 Preferred Series B – 1,258,029
Month #6 06/01/2020 through 06/30/2020	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,373,578 Preferred Series A – 34,229 Preferred Series B – 1,258,029
Total	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $50.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Utility & Income Trust

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date September 4, 2020

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date September 4, 2020

* Print the name and title of each signing officer under his or her signature.